Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Loss before income tax	$ (4,686,382)	$ (7,361,965)
Adjustments for
Finance income	(5,013)	(107,151)
Finance costs	7,527	1,944,656
Fair value change of proprietary trading digital assets	(3,938,870)
Depreciation of property and equipment	75,164	28,797
Depreciation of right of use assets	115,505	71,226
Loss on disposal of property and equipment	7,057
Share-based compensation		1,468,800
Share purchase warrants expenses	4,424,932
Changes in assets and liabilities
Decrease/(increase) in other receivables and prepayments	255,989	(1,343,315)
Increase in advance to suppliers	(172,389)
Increase in accounts and other payables	2,238,982	412,663
Net cash used in operating activities	(1,677,498)	(4,886,289)
Cash flows from investing activities
Interest received	5,013	107,151
(Increase)/decrease in loans receivables	(1,794,000)	3,009,206
Purchase of property and equipment	(15,055)	(281,211)
Decrease/(increase) in related party receivables	2,114,496	(2,733,476)
Net cash provided by investing activities	310,454	101,670
Cash flows from financing activities
Proceeds from shares issued on private placement	3,300,000
Proceeds from issuance of convertible notes, net		5,419,972
Increase in related parties payable	220,677
Payment of principal portion of lease liabilities	(109,634)	(79,491)
Interest paid	(7,527)	(5,166)
Net cash provided by financing activities	3,403,516	5,335,315
Net Increase of Cash and Cash Equivalents	2,036,472	550,696
Effect of foreign currency translation on cash and cash equivalents	(51,879)	242,439
Cash and cash equivalents–beginning of the period	5,286,991	982,538
Cash and cash equivalents–end of the period	$ 7,271,584	$ 1,775,673